American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio —
Conservative
Investment portfolio
January 31, 2024
unaudited
Fund investments Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,634,653	$83,988
Equity-income funds 33%
The Income Fund of America, Class R-6	9,766,691	227,955
Capital Income Builder, Class R-6	2,544,202	167,866
		395,821
Balanced funds 12%
American Balanced Fund, Class R-6	2,974,100	95,885
American Funds Global Balanced Fund, Class R-6	1,328,468	48,091
		143,976
Fixed income funds 48%
The Bond Fund of America, Class R-6	15,885,848	181,734
American Funds Strategic Bond Fund, Class R-6	13,000,687	120,907
U.S. Government Securities Fund, Class R-6	7,000,354	84,844
American Funds Inflation Linked Bond Fund, Class R-6	7,889,880	72,587
American Funds Multi-Sector Income Fund, Class R-6	6,522,254	60,722
Intermediate Bond Fund of America, Class R-6	4,823,276	60,580
		581,374
Total investment securities 100% (cost: $1,179,280,000)		1,205,159
Other assets less liabilities 0%		(324)
Net assets 100%		$1,204,835
American Funds Retirement Income Portfolio Series — Page 1 of 7

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$80,277	$2,170	$5,709	$267	$6,983	$83,988	$792	$1,372
Equity-income funds 33%
The Income Fund of America, Class R-6	217,910	3,966	12,569	(1,040)	19,688	227,955	3,613	—
Capital Income Builder, Class R-6	160,875	2,762	10,588	453	14,364	167,866	2,503	188
						395,821
Balanced funds 12%
American Balanced Fund, Class R-6	91,738	1,465	7,056	684	9,054	95,885	1,465	—
American Funds Global Balanced Fund, Class R-6	46,098	240	3,289	201	4,841	48,091	240	—
						143,976
Fixed income funds 48%
The Bond Fund of America, Class R-6	172,768	2,002	5,231	(514)	12,709	181,734	1,991	—
American Funds Strategic Bond Fund, Class R-6	114,578	1,089	3,900	(385)	9,525	120,907	(458)	—
U.S. Government Securities Fund, Class R-6	80,807	941	1,971	(239)	5,306	84,844	941	—
American Funds Inflation Linked Bond Fund, Class R-6	68,855	1,301	304	6	2,729	72,587	908	—
American Funds Multi-Sector Income Fund, Class R-6	57,817	999	2,663	3	4,566	60,722	999	—
Intermediate Bond Fund of America, Class R-6	57,784	790	593	3	2,596	60,580	624	—
						581,374
Total 100%				$(561)	$92,361	$1,205,159	$13,618	$1,560

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 2 of 7

American Funds® Retirement Income Portfolio — Moderate
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,625,675	$98,256
American Mutual Fund, Class R-6	1,372,634	70,526
		168,782
Equity-income funds 38%
The Income Fund of America, Class R-6	14,442,315	337,084
Capital Income Builder, Class R-6	2,978,758	196,538
		533,622
Balanced funds 20%
American Balanced Fund, Class R-6	6,532,040	210,593
American Funds Global Balanced Fund, Class R-6	1,945,686	70,434
		281,027
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	13,649,557	127,077
American Funds Strategic Bond Fund, Class R-6	9,060,815	84,266
The Bond Fund of America, Class R-6	6,147,562	70,328
U.S. Government Securities Fund, Class R-6	5,795,781	70,245
American Funds Inflation Linked Bond Fund, Class R-6	7,620,127	70,105
		422,021
Total investment securities 100% (cost: $1,348,572,000)		1,405,452
Other assets less liabilities 0%		(357)
Net assets 100%		$1,405,095
American Funds Retirement Income Portfolio Series — Page 3 of 7

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$90,869	$2,435	$6,048	$(280)	$11,280	$98,256	$673	$1,549
American Mutual Fund, Class R-6	65,197	1,783	2,394	71	5,869	70,526	653	1,130
						168,782
Equity-income funds 38%
The Income Fund of America, Class R-6	312,373	6,073	8,302	79	26,861	337,084	5,250	—
Capital Income Builder, Class R-6	182,498	3,312	6,213	30	16,911	196,538	2,891	217
						533,622
Balanced funds 20%
American Balanced Fund, Class R-6	194,939	3,497	8,729	(18)	20,904	210,593	3,157	—
American Funds Global Balanced Fund, Class R-6	65,279	347	2,397	(148)	7,353	70,434	347	—
						281,027
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	117,627	2,227	2,145	(173)	9,541	127,077	2,062	—
American Funds Strategic Bond Fund, Class R-6	78,116	1,654	1,723	(100)	6,319	84,266	(281)	—
The Bond Fund of America, Class R-6	65,501	1,006	812	(97)	4,730	70,328	760	—
U.S. Government Securities Fund, Class R-6	65,501	1,435	806	(162)	4,277	70,245	769	—
American Funds Inflation Linked Bond Fund, Class R-6	65,249	2,593	329	(71)	2,663	70,105	869	—
						422,021
Total 100%				$(869)	$116,708	$1,405,452	$17,150	$2,896

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 4 of 7

American Funds® Retirement Income Portfolio — Enhanced
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	2,021,558	$79,892
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,647,997	160,045
American Mutual Fund, Class R-6	1,558,851	80,094
		240,139
Equity-income funds 38%
The Income Fund of America, Class R-6	16,465,717	384,310
Capital Income Builder, Class R-6	3,395,896	224,061
		608,371
Balanced funds 25%
American Balanced Fund, Class R-6	9,940,452	320,480
American Funds Global Balanced Fund, Class R-6	2,209,780	79,994
		400,474
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	12,124,629	112,880
American High-Income Trust, Class R-6	8,472,559	80,405
American Funds Inflation Linked Bond Fund, Class R-6	8,731,073	80,326
		273,611
Total investment securities 100% (cost: $1,486,197,000)		1,602,487
Other assets less liabilities 0%		(370)
Net assets 100%		$1,602,117
American Funds Retirement Income Portfolio Series — Page 5 of 7

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$73,033	$2,730	$7,179	$(109)	$11,417	$79,892	$457	$2,092
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	146,363	3,585	7,684	(290)	18,071	160,045	1,085	2,499
American Mutual Fund, Class R-6	73,526	2,019	2,170	17	6,702	80,094	739	1,280
						240,139
Equity-income funds 38%
The Income Fund of America, Class R-6	351,919	9,119	7,211	(378)	30,861	384,310	5,946	—
Capital Income Builder, Class R-6	205,311	4,367	4,772	(133)	19,288	224,061	3,277	246
						608,371
Balanced funds 25%
American Balanced Fund, Class R-6	293,024	4,764	8,848	(246)	31,786	320,480	4,765	—
American Funds Global Balanced Fund, Class R-6	73,388	392	1,934	(177)	8,325	79,994	392	—
						400,474
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	103,063	3,121	1,548	27	8,217	112,880	1,819	—
American High-Income Trust, Class R-6	73,938	1,877	669	9	5,250	80,405	1,396	—
American Funds Inflation Linked Bond Fund, Class R-6	73,050	4,502	161	3	2,932	80,326	988	—
						273,611
Total 100%				$(1,277)	$142,849	$1,602,487	$20,864	$6,117

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
January 31, 2024, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-825-0324O-S96486
American Funds Retirement Income Portfolio Series — Page 7 of 7